Recapitalization (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Feb. 14, 2025	Mar. 31, 2025	Dec. 31, 2024
Recapitalization (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares outstanding (in Shares)		46,250,665	5,836,882
Transaction costs incurred		$ 14.0
FTAC Emerald [Member]
Recapitalization (Details) [Line Items]
Common stock, shares outstanding (in Shares)		14,237,038
Net cash proceeds		$ 0.8
Class A [Member] | FTAC Emerald [Member]
Recapitalization (Details) [Line Items]
Common stock redeemed		$ 3.3
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares outstanding (in Shares)		10,932,855
Common Stock [Member] | FTAC Emerald [Member]
Recapitalization (Details) [Line Items]
Number of common shares issued and outstanding equity interests	$ 372.0
Sale of common stock (in Shares)	34,100,000
Common Stock [Member] | FTAC Emerald [Member] | SAFEs [Member]
Recapitalization (Details) [Line Items]
Sale of common stock (in Shares)	34,100,000